RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of compensation of key management personnel of group) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Notes and other explanatory information [abstract]
Wages, salaries and allowances	$ 79	¥ 575	¥ 618
Housing subsidies	1	7	11
Contribution to pension plans	4	28	43
Total Compensation of key management personnel	$ 84	¥ 610	¥ 672